Organization and Principal Activities (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Intellectual Property License Agreements [Member]
Organization and Principal Activities [Line Items]
Number of Business days	15 days
Term of agreement	10 years
Extended term	10 years
Period of prior written notice required to terminate the agreement	90 days
Equity Interest Pledge Agreements [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest pledged by nominal shareholders	100.00%
Repayment of Loan [Member] | Loan Agreements [Member]
Organization and Principal Activities [Line Items]
Third party claim against nominee shareholders	¥ 500,000
VIE [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	100.00%
Registered capital	¥ 52,000,000	¥ 52,000,000